Business Combinations (Tables)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Summary Of General Information About Business Combinations Explanatory
	Casa do Adubo S.A. (“Casa do Adubo”)	Other Acquisitions
Acquisition date	October 1, 2022	Various
Purchase price, net of cash and cash equivalents acquired, and amounts held in escrow	$268 On the acquisition date, we acquired 100% of the issued and outstanding Casa do Adubo stock.	$153 (preliminary) (2022 – $176)
Goodwill and expected benefits of acquisitions	$ 184 – Goodwill was fully impaired as part of the impairment recorded to the Retail – South America group of CGUs (Note 14).	$ 126 (preliminary) (2022 – $ 55 )
The expected benefits of the acquisitions resulting in goodwill include:
  synergies from expected reduction in operating costs
  wider distribution channel for selling products of acquired businesses a larger assembled workforce
  potential increase in customer base
  enhanced ability to innovate

Description

An agriculture retailer in Brazil with 39 retail locations and 10 distribution centers. This acquisition is aligned with our disciplined approach to capital allocation and sustainability commitments, as we continue to expand our presence in Brazil.

2023 – 23 Retail locations related to various agricultural services (2022 – 43 Retail locations related to various agricultural services and one wholesale warehouse location)

Summary of Fair Value Allocated to Assets and Liabilities

We allocated the following values to the acquired assets and assumed liabilities based upon fair values at their respective acquisition date:

	2023	2022
	Other Acquisitions[1]	Casa do Adubo Final Fair Value		Other Acquisitions[1]
Current assets	17	275	[2]	116
Goodwill	126	184		55
Other non-current assets	(2)	133		131
Total assets	141	592		302
Current liabilities	20	160		74
Other non-current liabilities	2	116		42
Total liabilities	22	276		116
Non-controlling interest	(8)	‐		‐
Total consideration	127	316		186
Amounts held in escrow	26	(48)		(10)
Total consideration, net of cash and cash equivalents acquired, and amounts held in escrow	153	268		176

1  Includes preliminary values for current year acquisitions and finalization of measurement period adjustments for prior year acquisitions.

2  Includes receivables from customers with gross contractual amounts of $169.